                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                                                         DISTRIBUTION IN DOLLARS

------------------------------------------------------------------------------------------------------------------------------------
 CLASS     ORIGINAL FACE       BEGINNING         PRINCIPAL       INTEREST         TOTAL       REALIZED   DEFERRED        ENDING
               VALUE           PRINCIPAL                                                       LOSSES    INTEREST       PRINCIPAL
                                BALANCE                                                                                  BALANCE
------------------------------------------------------------------------------------------------------------------------------------
  A1       248,000,000.00     187,907,094.46   37,191,328.05     850,279.60   38,041,607.65     0.00       0.00       150,715,766.41
------------------------------------------------------------------------------------------------------------------------------------
  A2       284,000,000.00     284,000,000.00            0.00   1,249,600.00    1,249,600.00     0.00       0.00       284,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A3       333,000,000.00     333,000,000.00            0.00   1,423,575.00    1,423,575.00     0.00       0.00       333,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A4       270,390,000.00     270,390,000.00            0.00   1,151,410.75    1,151,410.75     0.00       0.00       270,390,000.00
------------------------------------------------------------------------------------------------------------------------------------
   B        26,270,000.00      26,270,000.00            0.00     114,712.33      114,712.33     0.00       0.00        26,270,000.00
------------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,161,660,000.00   1,101,567,094.46   37,191,328.05   4,789,577.68   41,980,905.73     0.00       0.00     1,064,375,766.41
------------------------------------------------------------------------------------------------------------------------------------

                              ACTOR INFORMATION PER $1000 OF ORIGINAL FACE                               PASS-THROUGH RATES

------------------------------------------------------------------------------------------------------------------------------------
 CLASS          CUSIP        BEGINNING        PRINCIPAL          INTEREST         TOTAL           ENDING        CLASS       CURRENT
                             PRINCIPAL                                                          PRINCIPAL                  PASS-THRU
                                                                                                                             RATE
------------------------------------------------------------------------------------------------------------------------------------
  A1                N/A     757.68989702     149.96503246       3.42854677     153.39357923     607.72486456      A1       5.430000%
------------------------------------------------------------------------------------------------------------------------------------
  A2          161444AA2   1,000.00000000       0.00000000       4.40000000       4.40000000   1,000.00000000      A2       5.280000%
------------------------------------------------------------------------------------------------------------------------------------
  A3          161444AB0   1,000.00000000       0.00000000       4.27500000       4.27500000   1,000.00000000      A3       5.130000%
------------------------------------------------------------------------------------------------------------------------------------
  A4          161444AC8   1,000.00000000       0.00000000       4.25833333       4.25833333   1,000.00000000      A4       5.110000%
------------------------------------------------------------------------------------------------------------------------------------
  B           161444AD6   1,000.00000000       0.00000000       4.36666654       4.36666654   1,000.00000000       B       5.240000%
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                      948.26979879      32.01567416       4.12304605      36.13872022     916.25412462
------------------------------------------------------------------------------------------------------------------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                  Pattie L Kong
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            600 Travis St, 9th Floor,
                              Houston, Texas 77002
                    Tel: (713) 216-3684 / Fax: (713) 216-4880
                        Email: pattie.l.kong@jpmchase.com


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                         STATEMENT TO CERTIFICATEHOLDERS

              Beginning Collection Period                10/01/06
              Ending Collection Period                   10/31/06
              Beginning Interest Accrual Period          10/15/06
              Ending Interest Accrual Period             11/14/06
              Determination Date                         11/10/06
              Record Date                                11/14/06
              Payment Date                               11/15/06

I.     Servicing Fee                                                                 937,389.89
       Servicing Fee per $1000                                                       0.79330821

II.    Administration Fee                                                              1,000.00
       Administration Fee per $1000                                                  0.00084629

III.   Initial Number of Accounts                                                        52,280
       Initial Pool Balance                                                    1,181,621,314.04
       Less: Initial Yield Supplement Overcollateralization Amount                14,114,960.16
       Initial Adjusted Pool Balance                                           1,167,506,353.88

       Number of Accounts at the beginning of the Collection Period                      51,047
       Pool Balance at the beginning of the Collection Period                  1,124,867,865.43
       Less: Initial Yield Supplement Overcollateralization Amount                13,510,715.70
       Adjusted Pool Balance at the beginning of the Collection Period         1,111,357,149.73
       Adjusted Pool Factor at the beginning of the Collection Period                    0.9519

       Number of Accounts at the end of the Collection Period                            50,284
       Pool Balance at the end of the Collection Period                        1,088,997,877.20
       Less: Yield Supplement Overcollateralization Amount                        13,088,877.17
       Adjusted Pool Balance at the end of the Collection Period               1,075,909,000.03
       Adjusted Pool Factor at the end of the Collection Period                          0.9215

IV.    Repurchase Amounts for Repurchased Receivable
       By Seller                                                                           0.00
       By Servicer                                                                         0.00
       TOTAL                                                                               0.00

V.     Realized Net Losses for Collection Period                                      32,453.19

VI.    Total Distribution Amount                                                  42,919,295.62
       Servicing Fee                                                                 937,389.89
       Administration Fee                                                              1,000.00
       Noteholders Distribution Amount                                            41,866,193.40
       B Distribution Amount                                                         114,712.33
       Distribution to Class R Certificates                                                0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                                 MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account

         A.Credits
                  1. Payments from Obligors Applied to Collection Period
                           a. Principal Payments                             35,837,535.04
                           b. Other Interest Payments                         7,081,760.58
                           c. Total                                          42,919,295.62

                  2. Proceeds from Repurchased Receivables
                           a. Principal Payments (Current Period)                     0.00
                           b. Interest Payments (Current Period)                      0.00
                           c. Total                                                   0.00

                  3. Recovery of Defaulted Receivables                                0.00

                  4. Advance Recoveries Before Cut-off Date
                           a. Principal                                         -14,862.04
                           b. Interest                                                0.00
                           c. Total                                             -14,862.04

                  5. Net Adjustments                                                  0.00

                  6. Total Credits                                           42,904,433.58

         B. Debits

                  1. Advance Recovery Amount
                           a. Principal                                         -14,862.04
                           b. Interest                                                0.00
                           c. Total                                             -14,862.04

                  2. Reversal of Defaulted Contracts                                  0.00

                  3. Total Debits                                               -14,862.04

         C. Total Available Amount (Lines A-B)                               42,919,295.62

II. Monthly Disbursements

         A. Servicing Fee
                           a. Monthly Servicing Fee                             937,389.89
                           b. Unpaid Monthly Servicing Fee                            0.00
                           c. Total                                             937,389.89

         B. Administrative Fee

                           a. Monthly Administration Fee                          1,000.00
                           b. Unpaid Monthly Administration Fee                       0.00
                           c. Total                                               1,000.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                                      MONTHLY SERVICER REPORT

         C. Noteholders' Interest Distributable Amount
                           Class A-1 Monthly Interest                                   850,279.60
                           Class A-1 Carryover Shortfall                                      0.00
                           Class A-1 Total                                              850,279.60
                           Class A-2 Monthly Interest                                 1,249,600.00
                           Class A-2 Carryover Shortfall                                      0.00
                           Class A-2 Total                                            1,249,600.00
                           Class A-3 Monthly Interest                                 1,423,575.00
                           Class A-3 Carryover Shortfall                                      0.00
                           Class A-3 Total                                            1,423,575.00
                           Class A-4 Monthly Interest                                 1,151,410.75
                           Class A-4 Carryover Shortfall                                      0.00
                           Class A-4 Total                                            1,151,410.75
                           Total for Notes Monthly Interest                           4,674,865.35
                           Total for Notes Carryover Shortfall                                0.00
                           Total for Notes Total                                      4,674,865.35

         D. 'B Interest Distributable Amount'
                           Class B Monthly Interest                                     114,712.33
                           Class B Carryover Shortfall                                        0.00
                           Class B Total                                                114,712.33

         E. Noteholders' Principal Distributable Amount
                           Class A-1 Monthly Principal                               37,191,328.05
                           Class A-1 Carryover Shortfall                                      0.00
                           Class A-1 Total                                           37,191,328.05
                           Class A-2 Monthly Principal                                        0.00
                           Class A-2 Carryover Shortfall                                      0.00
                           Class A-2 Total                                                    0.00
                           Class A-3 Monthly Principal                                        0.00
                           Class A-3 Carryover Shortfall                                      0.00
                           Class A-3 Total                                                    0.00
                           Class A-4 Monthly Principal                                        0.00
                           Class A-4 Carryover Shortfall                                      0.00
                           Class A-4 Total                                                    0.00
                           Total for Notes Monthly Principal                         37,191,328.05
                           Total for Notes Carryover Shortfall                                0.00
                           Total for Notes Total                                     37,191,328.05

         F. 'B Principal Distributable Amount'
                           Class B Monthly Principal                                          0.00
                           Class B Carryover Shortfall                                        0.00
                           Class B Total                                                      0.00

         G. Total Disbursements                                                      42,919,295.62

III. Payment Deficiency Amount

         A. Scheduled Disbursements(items 1 through 6 in Distribution Waterfall)      5,727,967.57
         B. Available Amount                                                         42,919,295.62
         C. Payment Deficiency Amount(max of lines A-B and 0)                                 0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                                            MONTHLY SERVICER REPORT

IV. Pool Balance Reduction Allocation for Collection Period

         A. Beginning Pool Balance                                                      1,124,867,865.43
         B. Pool Balance Reduction
                  1. Available Principal
                           a. Principal Payments                                           35,837,535.04
                           b. From Repurchased Receivables                                          0.00
                           c. Total                                                        35,837,535.04

                  2. From Defaulted Receivables                                                32,453.19

                  3. Total Pool Balance Reduction                                          35,869,988.23

         C. Ending Pool Balance                                                         1,088,997,877.20

         D. Allocations
                  1. Monthly Principal Allocation
                           a. Notes                                                        37,191,328.05
                           b. B Class                                                               0.00

V. Delinquency and Defaults

         A. Delinquency

                           Group 1
                      --------------------------------------------------------------
                                                   Delinquency
                         Period        Number         Amount       Principal Balance
                      --------------------------------------------------------------
                       30-59 days        134        120,800.15        3,483,654.00
                      --------------------------------------------------------------
                       60-89 days        43          59,173.53        1,092,552.10
                      --------------------------------------------------------------
                      90-119 days        13          32,619.95          476,533.24
                      --------------------------------------------------------------
                      120-149 days        1           1,359.88           26,797.55
                      --------------------------------------------------------------
                      150-179 days        0               0.00                0.00
                      --------------------------------------------------------------
                      180-209 days        0               0.00                0.00
                      --------------------------------------------------------------
                      210-239 days        0               0.00                0.00
                      --------------------------------------------------------------
                       240+ days          0               0.00                0.00
                      --------------------------------------------------------------
                         Total           191        213,953.51        5,079,536.89
                      --------------------------------------------------------------

         B. Principal amount of loans in defaulted receivables                                 32,453.19

         C. Delinquency Percentage
                  1. Outstanding principal balance for delinquency >= 60 days               1,595,882.89
                  2. Pool Principal Ending Balance                                      1,088,997,877.20
                  3. Delinquency Percentage                                                   0.14654601%

         D. Net Loss Ratio for Current Period:
                  1. Principal Balance of Defaulted Receivables                                32,453.19
                  2. Principal Recoveries on Defaulted Receivables                                  0.00
                  3. Average Pool Balance for Collection Period                         1,106,932,871.32
                  4. Net Loss Ratio for Current Period (12*(1-2)/3)                           0.03518174%

         Weighted Average Coupon                                                                  7.4805%


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-B
                                November 15, 2006

                                     MONTHLY SERVICER REPORT

         Weighted Average Original Maturity (Months)                                            62.71
         Weighted Average Remaining Maturity (Months)                                         60.3881

VI. Calculation of Target Overcollateralization Amount
                  Greater of:
                           (A) 1.25% of Ending Adjusted Pool Balance                    13,448,862.50
                           (B) 0.50% of Original Adjusted Pool Balance                   5,837,531.77
         Target Overcollateralization Amount:                                           13,448,862.50

VII. Calculation of Priority Principal Distribution Amount
                  Beginning A Note Balance                                           1,075,297,094.46
                  Less: Ending Adjusted Pool Balance                                 1,075,909,000.03
                  Priority Principal Distribution Amount:                                        0.00

VIII. Calculation of Target Principal Distribution Amount
                  Beginning Note Balance                                             1,101,567,094.46
                  Less: Ending Adjusted Pool Balance                                 1,075,909,000.03
                  Less: Target Overcollateralization Amount                             13,448,862.50
                  Target Principal Distribution Amount:                                 39,106,956.93

IX. Calculation of Regular Principal Distribution Amount
                  Target Principal Distribution Amount                                  39,106,956.93
                  Less: Priority Principal Distribution Amount                                   0.00
                  Regular Principal Distribution Amount:                                39,106,956.93

X. Calculation of Noteholders' Principal Distribution Amount
                  (X)Beginning A Note Balance                                        1,075,297,094.46
                  Less: the lesser of:
                           (A) 94.5% of the End. Adj. Pool Bal                       1,016,734,005.03
                           (B) the difference of (i) the End.Adj. Pool Balance
                           and (ii) the Target OC Amount                             1,062,460,137.53
                  Noteholders' Principal Distribution Amount                            58,563,089.43

XI Calculation of B Principal Distribution Amount
                  Target Principal Distribution Amount                                  39,106,956.93
                  Less: Noteholders' Principal Distribution Amount                      39,106,956.93

                  B Principal Distribution Amount:                                               0.00

XII. Distribution Waterfall

         Total Available Collections                                                    42,919,295.62
                  1. Less Servicer Fee                                                     937,389.89
                  2. Less Administration Fee                                                 1,000.00

         Total Available to Trust                                                       41,980,905.73
                  3. Less Note Interest Distribution                                     4,674,865.35
                  4. Less Available Priority Payment                                             0.00
                  5. Less B Interest Distribution                                          114,712.33
                  6. Less Available Regular Principal Distribution                      37,191,328.05
                  7. Distribution to Class R Certificate                                         0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.